SHARE BASED PAYMENTS - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares
Number of nonvested shares, beginning of period (in shares)	488,750
Granted during the year (in shares)	0
Vested during the year (in shares)	(217,250)
Forfeited during the year (in shares)	0
Number of nonvested shares, end of period (in shares)	271,500
Weighted average grant date fair value ($)
Weighted average grant date fair value, beginning of period (in dollars per share)	$ 18.28	$ 17.33
Granted during period (in dollars per share)	0
Vested during period (in dollars per share)	16.14
Forfeited during period (in dollars per share)	0
Weighted average grant date fair value, end of period (in dollars per share)	$ 18.28